UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2009

Date of reporting period: October 31, 2009

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS GLOBAL FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion and Analysis	3

Fund Overview	5

Portfolio Activity	6

Fund Performance	8

Schedule of Investments	13

Statement of Assets and Liabilities	17

Statement of Operations	19

Statements of Changes in Net Assets	20

Notes to Financial Statements	21

Financial Highlights	29

Report of Independent Registered Public Accounting Firm	31

Fund Information	32

Privacy Notice and Householding	33

Directors and Officers	34

DAVIS GLOBAL FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Global Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

December 1, 2009

DAVIS GLOBAL FUND	Management’s Discussion and Analysis

Performance Overview

Davis Global Fund’s Class A shares delivered a total return on net asset value of 33.32% for the year ended October 31, 20091. Over the same time period, the Morgan Stanley Capital International World Index2 (“Index”) returned 18.42%. Every sector3 within the Index delivered positive returns over the year. The sectors within the Index delivering the strongest performance over the year were materials, information technology, and consumer discretionary. The sectors delivering the weakest (but still positive) performance over the year were utilities, health care, and financials. As of October 31, 2009, the Fund had approximately 69% of its net assets invested in foreign companies, 27% in U.S. companies, and 4% in other assets and liabilities.

Factors Impacting the Fund’s Performance

The Fund’s large investments in industrial and financial companies performed well, and these companies were the most important contributors4 to performance.

The Fund’s industrial companies out-performed the corresponding sector within the Index (up 46% versus up 20% for the Index). The Fund invested 21% in industrial companies versus 11% for the corresponding sector within the Index. Kuehne & Nagel5 was among the most important contributors to performance. Clark Holdings was among the most important detractors from performance.

The Fund’s financial companies out-performed the corresponding sector within the Index (up 39% versus up 16% for the Index). The Fund held a slightly higher average weighting in this sector than the Index (21% versus 19% for the Index). China Merchants Bank, Hang Lung Group, and China CITIC Bank were among the most important contributors to performance. Brixton, Turkiye Garanti Bankasi, Erste Group Bank, and 3i Group were among the most important detractors from performance.  The Fund no longer owns Brixton, Turkiye Garanti Bankasi, Erste Group Bank, or 3i Group.

The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (up 22% versus up 23% for the Index). The Fund held a slightly higher average weighting in this sector than the Index (10% versus 9% for the Index). Grupo Televisa was among the most important detractors from performance.

Other companies contributing to performance included Google, OGX Petroleo, and Tenaris.  Other companies detracting from performance included Sanofi-Aventis and Japan Tobacco.  The Fund no longer owns Sanofi-Aventis.

DAVIS GLOBAL FUND	Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective.  The primary risks of an investment in Davis Global Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) foreign currency risk, (5) emerging market risk, (6) small- and medium-capitalization risk, (7) fees and expenses risk, (8) headline risk, and (9) selection risk. See the prospectus for a full description of each risk.

1      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total gross annual operating expense ratio for Davis Global Fund’s Class A shares for the year ended October 31, 2009 was 1.31% (net: 1.30%). The operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended October 31, 2009:

	1-Year	3-Year	Since Fund’s Inception (12/22/04)
Davis Global Fund – A without sales charge	33.32%	(5.16)%	3.54%
Davis Global Fund – A with 4.75% sales charge	27.05%	(6.68)%	2.50%
Morgan Stanley Capital International World Index	18.42%	(6.06)%	1.11%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2      The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends are reinvested net of withholding tax.  Investments cannot be made directly in the Index.

3      The companies included in the MSCI World Index are divided into ten sectors. One or more industry groups make up a sector.

4      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5      This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND	Fund Overview
 At October 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	MSCI World
Common Stock (Foreign)	69.48%	Health Care	16.94%	9.95%
Common Stock (U.S.)	26.38%	Transportation	10.66%	2.02%
Preferred Stock	0.49%	Food, Beverage & Tobacco	8.87%	6.02%
Convertible Bonds	0.07%	Media	8.73%	2.12%
Short Term Investments	2.59%	Materials	7.97%	7.03%
Other Assets & Liabilities	0.99%	Information Technology	7.64%	11.58%
	100.00%	Real Estate	6.96%	2.17%
		Capital Goods	6.38%	7.57%
		Diversified Financials	5.80%	5.44%
		Banks	5.18%	9.41%
		Energy	4.92%	11.27%
		Telecommunication Services	2.92%	4.45%
		Insurance	2.91%	4.12%
		Utilities	2.71%	4.58%
		Other	1.41%	12.27%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Long Term Portfolio)		(% of Fund’s Net Assets)

United States	27.95%	Google Inc., Class A	5.05%
China	15.01%	Kuehne & Nagel International AG, Registered	4.15%
Switzerland	9.71%	Heineken Holding NV	3.67%
Canada	8.35%	Sino-Forest Corp.	3.58%
France	6.19%	Essilor International S.A.	3.57%
Mexico	4.84%	Hang Lung Group Ltd.	3.17%
Netherlands	4.59%	Tenaris S.A., ADR	2.96%
Brazil	4.06%	China Merchants Bank Co., Ltd. - H	2.93%
Hong Kong	3.29%	America Movil SAB de C.V., Series L, ADR	2.81%
Argentina	3.07%	Johnson & Johnson	2.68%
United Kingdom	3.03%
Germany	2.77%
Belgium	2.44%
Japan	1.90%
Sweden	1.86%
Ireland	0.79%
Finland	0.15%
	100.00%

DAVIS GLOBAL FUND	Portfolio Activity
 November 1, 2008 through October 31, 2009

New Positions Added (11/01/08-10/31/09)
(Highlighted positions are those greater than 1.00% of 10/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 10/31/09 Fund Net Assets
Activision Blizzard, Inc.	Software & Services	01/07/09	0.71%
Agilent Technologies, Inc.	Technology Hardware & Equipment	03/06/09	0.20%
Banco Santander Brasil S.A., ADS	Commercial Banks	10/07/09	0.44%
Becton, Dickinson and Co.	Health Care Equipment & Services	05/22/09	1.00%
Digital Realty Trust, Inc., 144A Conv.
Sr. Notes, 5.50%, 04/15/29	Real Estate	04/14/09	0.07%
DIRECTV Group, Inc.	Media	09/11/09	1.19%
Exelon Corp.	Utilities	01/05/09	0.70%
Expeditors International of Washington, Inc.	Transportation	03/03/09	0.36%
Fairfax Financial Holdings Ltd.	Multi-line Insurance	11/20/08	0.79%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	09/17/09	1.05%
LLX Logistica S.A.	Transportation	09/22/09	0.57%
Medtronic, Inc.	Health Care Equipment & Services	01/07/09	–
Merck & Co., Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	03/11/09	1.88%
NetEase.com Inc., ADR	Software & Services	10/27/09	1.13%
NRG Energy, Inc.	Utilities	01/05/09	–
Potash Corp. of Saskatchewan Inc.	Materials	09/25/09	1.04%
SAP AG, ADR	Software & Services	03/06/09	0.14%
Sinopharm Medicine Holding Co., Ltd. - H	Health Care Equipment & Services	09/16/09	1.84%
SL Green Realty Corp., 7.625%, Series C	Real Estate	02/18/09	0.49%
Swedish Match AB	Food, Beverage & Tobacco	09/14/09	1.79%
Walt Disney Co.	Media	02/12/09	0.59%

DAVIS GLOBAL FUND	Portfolio Activity – (Continued)
November 1, 2008 through October 31, 2009

Positions Closed (11/01/08-10/31/09)
(Gains and losses greater than $500,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
3i Group PLC	Capital Markets	03/03/09	$(431,173)
Aflac, Inc.	Life & Health Insurance	11/19/08	(29,464)
Ambac Financial Group, Inc.	Property & Casualty Insurance	02/27/09	(307,902)
American International Group, Inc.	Multi-line Insurance	01/28/09	(835,228)
British American Tobacco PLC	Food, Beverage & Tobacco	11/12/08	7,734
Brixton PLC	Real Estate	04/02/09	(851,359)
Compagnie Financiere Richemont S.A.,
Bearer Shares, Unit A	Consumer Durables & Apparel	11/10/08	(312,320)
Erste Group Bank AG	Commercial Banks	03/10/09	(647,265)
Harbin Power Equipment Co. Ltd. - H	Capital Goods	10/30/09	(942,399)
Koninklijke (Royal) Philips Electronics
NV, NY Shares	Capital Goods	01/23/09	(964,428)
Medtronic, Inc.	Health Care Equipment & Services	04/28/09	(13,836)
Mitsubishi Estate Co., Ltd.	Real Estate	11/11/08	(234,406)
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	10/23/09	(88,485)
NRG Energy, Inc.	Utilities	09/11/09	130,464
Porsche Automobil Holding SE	Automobiles & Components	11/12/08	(264,678)
Reinet Investments SCA	Diversified Financial Services	11/13/08	(675,773)
Sanofi-Aventis	Pharmaceuticals, Biotechnology &
	Life Sciences	03/12/09	(229,056)
Shinsei Bank, Ltd.	Commercial Banks	03/16/09	(67,079)
Tokio Marine Holdings, Inc.	Property & Casualty Insurance	12/17/08	(81,154)
Turkiye Garanti Bankasi A.S.	Commercial Banks	03/09/09	(1,266,890)
Unilever NV, NY Shares	Food, Beverage & Tobacco	09/11/09	(116,831)
WPP Group PLC	Media	12/19/08	(1,381,769)

DAVIS GLOBAL FUND	Fund Performance

CLASS A

Average Annual Total Return		Expense Example	Beginning	Ending	Expenses Paid
for the periods ended October 31, 2009			Account	Account	During Period*
(This calculation includes an			Value	Value	(05/01/09-
initial sales charge of 4.75%.)			(05/01/09)	(10/31/09)	10/31/09)
One-Year	27.05%	Actual	$1,000.00	$1,339.67	$7.67
Three-Year	(6.68)%	Hypothetical
Life of Class (December 22, 2004		(5% return
through October 31, 2009)	2.50%	before expenses)	$1,000.00	$1,018.65	$6.61

*Expenses are equal to the Class’s annualized expense ratio (1.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.  See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class A Shares on December 22, 2004 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by October 31, 2009, the value of your investment would have grown to $11,276 - a 12.76% increase on your initial investment.  For comparison, the Morgan Stanley Capital International World Index is also presented on the chart below.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia.  The MSCI World Index includes all 23 MSCI developed market countries.  Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND	Fund Performance – (Continued)

CLASS B

Average Annual Total Return		Expense Example	Beginning	Ending	Expenses Paid
for the periods ended October 31, 2009			Account	Account	During Period*
(This calculation includes any applicable			Value	Value	(05/01/09-
contingent deferred sales charge.)			(05/01/09)	(10/31/09)	10/31/09)
One-Year	27.94%	Actual	$1,000.00	$1,332.13	$13.52
Three-Year	(7.01)%	Hypothetical
Life of Class (December 22, 2004		(5% return
through October 31, 2009)	2.11%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.  See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class B Shares on December 22, 2004 (commencement of operations).  As the chart shows, by October 31, 2009, the value of your investment (less a contingent deferred sales charge) would have grown to $11,068 - a 10.68% increase on your initial investment.  For comparison, the Morgan Stanley Capital International World Index is also presented on the chart below.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia.  The MSCI World Index includes all 23 MSCI developed market countries.  Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND	Fund Performance – (Continued)

CLASS C

Average Annual Total Return		Expense Example	Beginning	Ending	Expenses Paid
for the periods ended October 31, 2009			Account	Account	During Period*
(This calculation includes any applicable			Value	Value	(05/01/09-
contingent deferred sales charge.)			(05/01/09)	(10/31/09)	10/31/09)
One-Year	30.94%	Actual	$1,000.00	$1,332.13	$13.52
Three-Year	(6.10)%	Hypothetical
Life of Class (December 22, 2004		(5% return
through October 31, 2009)	2.49%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.  See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class C Shares on December 22, 2004 (commencement of operations).  As the chart shows, by October 31, 2009, the value of your investment would have grown to $11,268 - a 12.68% increase on your initial investment.  For comparison, the Morgan Stanley Capital International World Index is also presented on the chart below.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia.  The MSCI World Index includes all 23 MSCI developed market countries.  Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND	Fund Performance – (Continued)

CLASS Y

Average Annual Total Return		Expense Example	Beginning	Ending	Expenses Paid
for the periods ended October 31, 2009			Account	Account	During Period*
(There is no sales charge applicable to			Value	Value	(05/01/09-
this calculation.)			(05/01/09)	(10/31/09)	10/31/09)
		Actual	$1,000.00	$1,341.67	$6.14
One-Year	33.70%	Hypothetical
Life of Class (July 25, 2007		(5% return
through October 31, 2009)	(16.15)%	before expenses)	$1,000.00	$1,019.96	$5.30

*Expenses are equal to the Class’s annualized expense ratio (1.04%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.  See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class Y Shares on July 25, 2007 (inception of class).  As the chart shows, by October 31, 2009, the value of your investment would have been $6,704 - a 32.96% decrease on your initial investment.  For comparison, the Morgan Stanley Capital International World Index is also presented on the chart below.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia.  The MSCI World Index includes all 23 MSCI developed market countries.  Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND	Notes to Performance

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in each Class's Fund Performance section of this Annual Report.  Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended October 31, 2009.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND	Schedule of Investments
October 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (95.86%)
CONSUMER DISCRETIONARY – (9.16%)
Consumer Durables & Apparel – (0.75%)
13,597	Hunter Douglas NV (Netherlands)	$511,223

Media – (8.41%)
14,050	Comcast Corp., Special Class A	196,841
30,800	DIRECTV Group, Inc. *	810,348
65,120	Grupo Televisa S.A., ADR (Mexico)	1,260,723
36,140	Lagardere S.C.A. (France)	1,632,783
123,573	News Corp., Class A	1,424,179
14,690	Walt Disney Co.	402,065

		5,726,939

	Total Consumer Discretionary	6,238,162

CONSUMER STAPLES – (8.55%)
Food, Beverage & Tobacco – (8.55%)
64,249	Heineken Holding NV (Netherlands)	2,499,657
220	Japan Tobacco Inc. (Japan)	617,211
706	Lindt & Spruengli AG (Switzerland)	1,486,442
59,400	Swedish Match AB (Sweden)	1,219,104

		5,822,414

	Total Consumer Staples	5,822,414

ENERGY – (4.74%)
1,500	OGX Petroleo e Gas Participacoes S.A. (Brazil)	1,213,377
56,535	Tenaris S.A., ADR (Argentina)	2,013,777

	Total Energy	3,227,154

FINANCIALS – (19.55%)
Banks – (5.00%)
	Commercial Banks – (5.00%)
25,100	Banco Santander Brasil S.A., ADS (Brazil)*	297,686
1,485,169	China CITIC Bank - H (China)	1,107,971
780,848	China Merchants Bank Co., Ltd. - H (China)	1,997,676

		3,403,333

Diversified Financials – (5.59%)
	Capital Markets – (0.62%)
20,440	Brookfield Asset Management Inc., Class A (Canada)	427,196

	Diversified Financial Services – (4.97%)
7,443	Groupe Bruxelles Lambert S.A. (Belgium)	655,973
22,700	Oaktree Capital Group LLC, Class A (a)	749,100
12,876	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,030,667
129,945	RHJ International (Belgium)*	946,036

		3,381,776

		3,808,972

Insurance – (2.81%)
	Life & Health Insurance – (2.02%)
58,360	Power Corp. of Canada (Canada)	1,375,334

	Multi-line Insurance – (0.79%)
1,515	Fairfax Financial Holdings Ltd. (Canada)	536,310

		1,911,644

Real Estate – (6.15%)
32,360	Derwent London PLC (United Kingdom)	659,152

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
October 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
12,410	Digital Realty Trust, Inc.	$560,063
19,710	Forest City Enterprises, Inc., Class A	171,871
426,690	Hang Lung Group Ltd. (Hong Kong)	2,160,474
39,160	Mitsui Fudosan Co., Ltd. (Japan)	633,609

		4,185,169

	Total Financials	13,309,118

HEALTH CARE – (16.34%)
Health Care Equipment & Services – (9.25%)
10,000	Becton, Dickinson and Co.	683,600
43,402	Essilor International S.A. (France)	2,430,131
23,708	IDEXX Laboratories, Inc. *	1,212,901
10,400	Laboratory Corp. of America Holdings *	716,456
345,200	Sinopharm Medicine Holding Co., Ltd. - H (China)*	1,249,369

		6,292,457

Pharmaceuticals, Biotechnology & Life Sciences – (7.09%)
30,930	Johnson & Johnson	1,826,417
41,300	Merck & Co., Inc.	1,277,409
61,100	Schering-Plough Corp.	1,723,020

		4,826,846

	Total Health Care	11,119,303

INDUSTRIALS – (17.04%)
Capital Goods – (6.15%)
55,740	ABB Ltd., ADR (Switzerland)	1,032,862
92,900	Blount International, Inc. *	839,816
1,272,830	Shanghai Electric Group Co. Ltd. - H (China)	597,757
19,020	Siemens AG, Registered (Germany)	1,718,779

		4,189,214

Commercial & Professional Services – (0.61%)
16,876	Iron Mountain Inc. *	412,280

Transportation – (10.28%)
439,369	China Merchants Holdings International Co., Ltd. (China)	1,404,061
622,570	China Shipping Development Co. Ltd. - H (China)	880,091
316,600	Clark Holdings, Inc. *	174,130
400,943	Cosco Pacific Ltd. (China)	554,862
7,660	Expeditors International of Washington, Inc.	246,958
31,185	Kuehne & Nagel International AG, Registered (Switzerland)	2,825,476
98,700	LLX Logistica S.A. (Brazil)*	391,080
19,040	Ryanair Holdings PLC, ADR (Ireland)*	519,221

		6,995,879

	Total Industrials	11,597,373

INFORMATION TECHNOLOGY – (7.37%)
Software & Services – (7.03%)
44,700	Activision Blizzard, Inc. *	483,654
6,408	Google Inc., Class A *	3,436,450
19,800	NetEase.com Inc., ADR (China)*	764,676

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
October 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
2,150	SAP AG, ADR (Germany)	$97,331

		4,782,111

Technology Hardware & Equipment – (0.34%)
5,390	Agilent Technologies, Inc. *	133,348
7,980	Nokia Oyj, ADR (Finland)	100,628

		233,976

	Total Information Technology	5,016,087

MATERIALS – (7.69%)
25,889	BHP Billiton PLC (United Kingdom)	697,575
7,600	Potash Corp. of Saskatchewan Inc. (Canada)	705,128
14,290	Rio Tinto PLC (United Kingdom)	631,758
173,080	Sino-Forest Corp. (Canada)*	2,436,124
32,920	Vale S.A., ADR (Brazil)	760,452

	Total Materials	5,231,037

TELECOMMUNICATION SERVICES – (2.81%)
43,393	America Movil SAB de C.V., Series L, ADR (Mexico)	1,914,933

	Total Telecommunication Services	1,914,933

UTILITIES – (2.61%)
396,352	China Resources Power Holdings Co. Ltd. (China)	823,111
10,180	Exelon Corp.	478,053
900,100	Guangdong Investment Ltd. (China)	474,978

	Total Utilities	1,776,142

	TOTAL COMMON STOCK – (Identified cost $70,393,154)	65,251,723

PREFERRED STOCK – (0.49%)
FINANCIALS – (0.49%)
Real Estate – (0.49%)
15,600	SL Green Realty Corp., 7.625%, Series C	335,283

	TOTAL PREFERRED STOCK – (Identified cost $160,368)	335,283

CONVERTIBLE BONDS – (0.07%)
FINANCIALS – (0.07%)
Real Estate – (0.07%)
$40,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	49,350

	TOTAL CONVERTIBLE BONDS – (Identified cost $40,000)	49,350

SHORT TERM INVESTMENTS – (2.59%)
690,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $690,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.917%-6.735%, 06/01/17-11/01/39, total market value $703,800)	690,000
764,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.08%, 11/02/09, dated 10/30/09, repurchase value of $764,005
	(collateralized by: U.S. Government obligations in a pooled cash account, 0.00%-4.25%, 11/15/19-05/15/39, total market value $779,280)	764,000

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
October 31, 2009

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$306,000	UBS Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $306,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-5.50%, 06/01/18-10/01/39, total market value $312,120)	$306,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,760,000)	1,760,000

	Total Investments – (99.01%) – (Identified cost $72,353,522) – (c)	67,396,356
	Other Assets Less Liabilities – (0.99%)	676,097

	Net Assets – (100.00%)	$68,072,453

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $49,350, or 0.07% of the Fund's net assets, as of October 31, 2009.

(c)	Aggregate cost for federal income tax purposes is $73,372,042. At October 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$5,696,819
	Unrealized depreciation	(11,672,505)

	Net unrealized depreciation	$(5,975,686)

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statement of Assets and Liabilities
At October 31, 2009

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$67,396,356
Cash	2,166
Cash - foreign currencies**	5,807
Receivables:
Capital stock sold	101,391
Dividends and interest	117,329
Investment securities sold	1,342,313
Prepaid expenses	1,581
Total assets	68,966,943
LIABILITIES:
Payables:
Investment securities purchased	687,690
Capital stock redeemed	72,880
Accrued distribution and service plan fees	15,596
Accrued management fee	32,427
Other accrued expenses	66,363
Due to Adviser	19,534
Total liabilities	894,490
NET ASSETS	$68,072,453
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$302,838
Additional paid-in capital	99,973,463
Undistributed net investment income	211,863
Accumulated net realized losses from investments	(27,459,080)
Net unrealized depreciation on investments and foreign currency transactions	(4,956,631)
Net Assets	$68,072,453

*Including:
Cost of Investments	$72,353,522

**Cost of cash - foreign currencies	5,807

DAVIS GLOBAL FUND	Statement of Assets and Liabilities – (Continued)
At October 31, 2009

CLASS A SHARES:
Net assets	$41,455,977
Shares outstanding	3,674,520
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$11.28
Maximum offering price per share (100/95.25 of $11.28)†	$11.84
CLASS B SHARES:
Net assets	$3,034,006
Shares outstanding	273,990
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.07
CLASS C SHARES:
Net assets	$9,570,056
Shares outstanding	864,523
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.07
CLASS Y SHARES:
Net assets	$14,012,414
Shares outstanding	1,243,730
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.27

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statement of Operations
For the year ended October 31, 2009

INVESTMENT INCOME:
Income:
Dividends*		$1,096,574
Interest		5,549
Total income		1,102,123

Expenses:
Management fees (Note 3)	$363,775
Custodian fees	56,788
Transfer agent fees:
Class A	52,022
Class B	14,333
Class C	28,187
Class Y	2,926
Audit fees	19,200
Legal fees	140
Accounting fees (Note 3)	3,000
Reports to shareholders	30,802
Directors’ fees and expenses	4,162
Registration and filing fees	60,000
Miscellaneous	11,605
Payments under distribution plan (Note 8):
Class A	46,209
Class B	25,308
Class C	88,788
Total expenses		807,245
Expenses paid indirectly (Note 4)		(1)
Reimbursement of expenses by Adviser (Note 3)		(10,840)
Net expenses		796,404
	Net investment income	305,719

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		(15,756,297)
Foreign currency transactions		1,631
Net decrease in unrealized depreciation		31,111,769
Net realized and unrealized gain on investments and foreign currency transactions		15,357,103
Net increase in net assets resulting from operations		$15,662,822

*Net of foreign taxes withheld as follows		$101,263

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets

	Year ended	Year ended
	October 31, 2009	October 31, 2008
OPERATIONS:
Net investment income	$305,719	$751,939
Net realized loss from investments and foreign currency transactions	(15,754,666)	(11,766,566)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	31,111,769	(51,671,768)
Net increase (decrease) in net assets resulting from operations	15,662,822	(62,686,395)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(183,486)	(280,005)
Class B	–	–
Class C	–	–
Class Y	(76,611)	(11,898)
Realized gains from investment transactions:
Class A	–	(319,374)
Class B	–	(36,207)
Class C	–	(112,007)
Class Y	–	(7,974)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(297,793)	15,012,466
Class B	(336,960)	772,563
Class C	(3,140,125)	6,000,864
Class Y	2,639,559	15,795,970
Total increase (decrease) in net assets	14,267,406	(25,871,997)

NET ASSETS:
Beginning of year	53,805,047	79,677,044
End of year*	$68,072,453	$53,805,047

*Including undistributed net investment income of	$211,863	$166,882

See Notes to Financial Statements

DAVIS GLOBAL FUND	Notes to Financial Statements
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation).  The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.  Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.  The Fund offers shares in four classes, Class A, Class B, Class C, and Class Y.  The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption.  Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge.  Class Y shares are only available to certain qualified investors.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions.  The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase.  The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$4,094,156	$2,144,006	$–	$6,238,162
Consumer staples	–	5,822,414	–	5,822,414
Energy	3,227,154	–	–	3,227,154
Financials	3,703,743	9,940,658	–	13,644,401
Health care	8,689,172	2,430,131	–	11,119,303
Industrials	3,616,347	7,981,026	–	11,597,373
Information technology	5,016,087	–	–	5,016,087
Materials	3,901,704	1,329,333	–	5,231,037
Telecommunication services	1,914,933	–	–	1,914,933
Utilities	478,053	1,298,089	–	1,776,142
Convertible debt securities	–	49,350	–	49,350
Short-term securities	–	1,760,000	–	1,760,000
Total	$34,641,349	$32,755,007	$–	$67,396,356

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At October 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
10/31/2016	$11,056,000
10/31/2017	15,590,000
$26,646,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, partnership income, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax rules.  Accordingly, during the year ended October 31, 2009, amounts have been reclassified to reflect an decrease to undistributed net investment income of $641 and a corresponding decrease to accumulated net realized losses from investments and foreign currency transactions.  Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2009 and 2008 were as follows:

	2009	2008
Ordinary income	$260,097	$359,237
Long-term capital gain	–	408,228
Total	$260,097	$767,465

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$466,779
Accumulated net realized losses from investments and
foreign currency transactions	(26,646,355)
Net unrealized depreciation on investments	(5,975,150)
Total	$(32,154,726)

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2009 were $16,532,286 and $18,223,392, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  Prior to July 1, 2009, the annual rate was 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million.  Effective July 1, 2009, the Adviser reduced the annual rate to 0.55% of the average net assets.  Advisory fees paid during the year ended October 31, 2009 approximated 0.67% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the year ended October 31, 2009 amounted to $7,853.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended October 31, 2009 amounted to $3,000.  The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%).  During the year ended October 31, 2009, such reimbursements amounted to $2,000, $6,740, and $2,100 for Class A, Class B, and Class C, respectively.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $1 during the year ended October 31, 2009.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 5 - CAPITAL STOCK

At October 31, 2009, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A	Year ended			Year ended
	October 31, 2009			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	704,730	$6,399,561		1,878,961	$29,101,400
Shares issued in reinvestment
of distributions	21,164	177,778		34,090	587,321
	725,894	6,577,339		1,913,051	29,688,721
Shares redeemed	(830,908)	(6,875,132)	*	(1,080,488)	(14,676,255)	*
Net increase (decrease)	(105,014)	$(297,793)		832,563	$15,012,466

*Net of redemption fees of $1,469 and $13,010 for the years ended October 31, 2009 and 2008, respectively.

Class B	Year ended			Year ended
	October 31, 2009			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	84,324	$770,777		283,350	$4,454,569
Shares issued in reinvestment
of distributions	–	–		1,988	34,372
	84,324	770,777		285,338	4,488,941
Shares redeemed	(134,722)	(1,107,737)	*	(267,324)	(3,716,378)	*
Net increase (decrease)	(50,398)	$(336,960)		18,014	$772,563

*Net of redemption fees of $1,424 and $98 for the years ended October 31, 2009 and 2008, respectively.

Class C	Year ended			Year ended
	October 31, 2009			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	320,503	$2,797,783		806,090	$12,354,464
Shares issued in reinvestment
of distributions	–	–		6,287	108,648
	320,503	2,797,783		812,377	12,463,112
Shares redeemed	(713,572)	(5,937,908)	*	(520,804)	(6,462,248)	*
Net increase (decrease)	(393,069)	$(3,140,125)		291,573	$6,000,864

*Net of redemption fees of $272 and $3,413 for the years ended October 31, 2009 and 2008, respectively.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Year ended			Year ended
	October 31, 2009			October 31, 2008
	Shares	Amount		Shares	Amount
Shares sold	339,439	$3,289,305		986,914	$16,590,796
Shares issued in reinvestment
of distributions	9,063	75,859		837	14,362
	348,502	3,365,164		987,751	16,605,158
Shares redeemed	(87,467)	(725,605)	*	(58,864)	(809,188)	*
Net increase	261,035	$2,639,559		928,887	$15,795,970

*Net of redemption fees of $70 and $852 for the years ended October 31, 2009 and 2008, respectively.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended October 31, 2009.

NOTE 7 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to October 31, 2009 and through December 22, 2009, the date the Fund’s financial statements were issued, which require adjustments and/or additional disclosure in the Fund’s financial statements.

NOTE 8 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended October 31, 2009, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received $34,440 from commissions earned on sales of Class A shares of the Fund, of which $5,327 was retained by the Underwriter and the remaining $29,113 was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period.  The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.  The service fee for Class A shares of the Fund for the year ended October 31, 2009 was $46,209.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 8 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Fund pays the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

During the year ended October 31, 2009, Class B shares of the Fund made distribution plan payments, which included distribution fees of $19,067 and service fees of $6,241.

Commission advances by the Distributor during the year ended October 31, 2009 on the sale of Class B shares of the Fund amounted to $4,728, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase.  The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.  During the year ended October 31, 2009, the Distributor received $7,482 in contingent deferred sales charges from Class B shares of the Fund.

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Fund pays the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

During the year ended October 31, 2009, Class C shares of the Fund made distribution plan payments, which included distribution fees of $66,591 and service fees of $22,197.

Commission advances by the Distributor during the year ended October 31, 2009 on the sale of Class C shares of the Fund amounted to $6,213, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase.  During the year ended October 31, 2009, the Distributor received $3,164 in contingent deferred sales charges from Class C shares of the Fund.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 9 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  The aggregate value of illiquid securities in the Fund amounted to $749,100 or 1.10% of the Fund’s net assets as of October 31, 2009.  Information regarding illiquid securities is as follows:

				Valuation per
	Acquisition		Cost per	Share as of
Security	Date	Shares	Share	October 31, 2009

Oaktree Capital Group LLC, Class A	09/14/07	22,700	$34.55	$33.00

DAVIS GLOBAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Year ended October 31, 2009	$8.51	$0.07d	$2.75	$2.82
Year ended October 31, 2008	$18.70	$0.15d	$(10.16)	$(10.01)
Year ended October 31, 2007	$13.70	$0.05d	$5.23	$5.28
Year ended October 31, 2006	$10.83	$0.05	$2.95	$3.00
Period from December 22, 2004f to October 31, 2005	$10.00	$0.10	$0.75	$0.85
Davis Global Fund Class B:
Year ended October 31, 2009	$8.39	$(0.02)d	$2.70	$2.68
Year ended October 31, 2008	$18.52	$(0.01)d	$(10.02)	$(10.03)
Year ended October 31, 2007	$13.57	$(0.13)d	$5.22	$5.09
Year ended October 31, 2006	$10.76	$(0.09)	$2.93	$2.84
Period from December 22, 2004f to October 31, 2005	$10.00	$0.03	$0.73	$0.76
Davis Global Fund Class C:
Year ended October 31, 2009	$8.39	$(0.02)d	$2.70	$2.68
Year ended October 31, 2008	$18.52	$0.01d	$(10.04)	$(10.03)
Year ended October 31, 2007	$13.58	$(0.11)d	$5.19	$5.08
Year ended October 31, 2006	$10.75	$(0.08)	$2.94	$2.86
Period from December 22, 2004f to October 31, 2005	$10.00	$0.03	$0.72	$0.75
Davis Global Fund Class Y:
Year ended October 31, 2009	$8.51	$0.08d	$2.76	$2.84
Year ended October 31, 2008	$18.71	$0.20d	$(10.17)	$(9.97)
Period from July 25, 2007f to October 31, 2007	$17.20	$– g	$1.51	$1.51

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.05)	$–	$–	$(0.05)	$11.28	33.32%	$41,456	1.31%	1.30%	0.73%	32%
$(0.08)	$(0.10)	$–	$(0.18)	$8.51	(54.01)%	$32,172	1.26%	1.26%	1.07%	19%
$(0.22)	$(0.06)	$–	$(0.28)	$18.70	39.13%	$55,104	1.48%	1.30%	0.32%	10%
$(0.13)	$–	$–	$(0.13)	$13.70	27.96%	$16,716	1.24%	1.24%	0.43%	10%
$(0.02)	$–	$–	$(0.02)	$10.83	8.47%	$10,837	1.65%e	1.30%e	1.26%e	–%

$–	$–	$–	$–	$11.07	31.94%	$3,034	2.57%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$2,721	2.30%	2.30%	(0.05)%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.80%	$5,676	2.73%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.57	26.41%	$1	12.99%	2.30%	(0.63)%	10%
$–	$–	$–	$–	$10.76	7.60%	$1	2.65%e	2.30%e	0.26%e	–%

$–	$–	$–	$–	$11.07	31.94%	$9,570	2.33%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$10,548	2.19%	2.19%	0.05%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.70%	$17,890	2.56%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.58	26.62%	$1	13.31%	2.30%	(0.63)%	10%
$–	$–	$–	$–	$10.75	7.50%	$1	2.65%e	2.30%e	0.26%e	–%

$(0.08)	$–	$–	$(0.08)	$11.27	33.70%	$14,012	1.04%	1.04%	0.99%	32%
$(0.13)	$(0.10)	$–	$(0.23)	$8.51	(53.91)%	$8,364	1.04%	1.04%	1.29%	19%
$–	$–	$–	$–	$18.71	8.78%	$1,007	3.64%e	1.05%e	0.13%e	10%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Per share calculations were based on average shares outstanding for the period.
e	Annualized.
f	Inception date of class.
g	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Global Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from December 22, 2004 (commencement of operations) through October 31, 2005.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Global Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from December 22, 2004 (commencement of operations) through October 31, 2005, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 22, 2009

DAVIS GLOBAL FUND	Fund Information

Federal Income Tax Information (Unaudited)

In early 2010, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2009.  Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2009 with their 2009 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service.  Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

During the fiscal year 2009, $260,097 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $101,511 or 39% as income qualifying for the corporate dividends-received deduction.

For the fiscal year 2009, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $260,097 or 100% as qualified dividend income.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.  Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $100,727 as foreign taxes paid during the year ended October 31, 2009.  Approximately 85% of the ordinary income distribution deemed to be paid during the fiscal year ended October 31, 2009 was derived from foreign sourced income of $1,017,574.  The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS GLOBAL FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS GLOBAL FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

DAVIS GLOBAL FUND	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS GLOBAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS INTERNATIONAL FUND	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Portfolio Activity	5

Fund Performance	6

Schedule of Investments	10

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Notes to Financial Statements	16

Financial Highlights	22

Report of Independent Registered Public Accounting Firm	25

Fund Information	26

Privacy Notice and Householding	27

Directors and Officers	28

DAVIS INTERNATIONAL FUND	Management’s Discussion and Analysis

Performance Overview

Davis International Fund’s Class A shares delivered a total return on net asset value of 30.80% for the year ended October 31, 20091. Over the same time period, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index2 (“Index”), returned 27.71%. Every sector3 within the Index delivered positive returns over the year. The sectors within the Index delivering the strongest performance over the year were materials, industrials, and financials. The sectors delivering the weakest (but still positive) performance over the year were utilities, health care, and information technology. As of October 31, 2009 the Fund had approximately 95% of its net assets invested in foreign companies, 1% in U.S. companies, and 4% in other assets and liabilities.

Factors Impacting the Fund’s Performance

The Fund’s large investments in industrial and financial companies performed well, and these companies were the most important contributors4 to performance.

The Fund’s industrial companies out-performed the corresponding sector within the Index (up 59% versus up 38% for the Index). The Fund invested 21% in industrial companies versus 11% for the corresponding sector within the Index. Kuehne & Nagel5, ABB Ltd., Siemens, and Shanghai Electric Group were among the most important contributors to performance.

The Fund’s financial companies out-performed the corresponding sector within the Index (up 40% versus up 33% for the Index). The Fund held a slightly higher average weighting in this sector than the Index (25% versus 24% for the Index). China Merchants Bank, Hang Lung Group, and China CITIC Bank were among the most important contributors to performance. Brixton, Turkiye Garanti Bankasi, Erste Group Bank, 3i Group, and Tokio Marine Holdings were among the most important detractors from performance. The Fund no longer owns Brixton, Turkiye Garanti Bankasi, Erste Group Bank, 3i Group, or Tokio Marine Holdings.

Information technology companies were the most important detractors from performance. The Fund’s information technology companies under-performed the corresponding sector within the Index (down 7% versus up 24% for the Index). The Fund held a smaller average weighting in this sector than the Index (1% versus 5% for the Index). Nokia was among the most important detractors from performance.

Other companies contributing to performance included Heineken Holding and Tenaris. Other companies detracting from performance included Japan Tobacco and Porsche Automobil Holding. The Fund no longer owns Porsche Automobil Holding.

2

DAVIS INTERNATIONAL FUND	Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Class A, B, and C shares of Davis International Fund have been registered with the Securities and Exchange Commission and, as of January 1, 2010, in all 50 states.  From its inception date in December 2006 until January 2010, shares of Davis International Fund were not available for public sale.  Only the directors, officers, and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), were eligible to purchase Fund shares.

Davis International Fund’s investment objective is long-term growth of capital.  There can be no assurance that the Fund will achieve its objective.  The primary risks of an investment in Davis International Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) foreign currency risk, (5) emerging market risk, (6) small and medium capitalization risk, (7) fees and expenses risk, (8) headline risk, and (9) selection risk. See the prospectus for a full description of each risk.

1      Total return assumes reinvestment of dividends and capital gain distributions.  Past performance is not a guarantee of future results.  Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased.  The total gross annual operating expense ratio for Davis International Fund’s Class A shares for the year ended October 31, 2009 was 1.38% (net: 1.30%).  The operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended October 31, 2009:

Fund & Benchmark Index	1-Year	Since Fund’s Inception (12/29/06)
Davis International Fund A - without sales charge	30.80%	(7.09)%
Davis International Fund A - with 4.75% sales charge	24.52%	(8.67)%
Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index	27.71%	(7.49)%

Fund performance changes over time and current performance may be higher or lower than stated.  Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2      The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (MSCI EAFE®) is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance.  The index is composed of companies representative of the market structure of Developed Market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

3      The companies included in the MSCI EAFE® Index are divided into ten sectors.  One or more industry groups make up a sector.

4      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5      This Management Discussion and Analysis discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS INTERNATIONAL FUND	Fund Overview
At October 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	MSCI EAFE®
Common Stock (Foreign)	95.40%	Food, Beverage & Tobacco	13.99%	6.76%
Common Stock (U.S.)	1.49%	Transportation	11.29%	2.20%
Short Term Investments	3.67%	Materials	10.42%	9.53%
Other Assets & Liabilities	(0.56)%	Health Care	9.11%	8.26%
	100.00%	Capital Goods	8.15%	8.11%
		Diversified Financials	8.12%	3.82%
		Banks	7.97%	14.79%
		Media	6.89%	1.44%
		Real Estate	5.66%	3.06%
		Energy	4.78%	8.42%
		Insurance	4.33%	4.55%
		Telecommunication Services	3.42%	5.94%
		Other	3.30%	18.29%
		Information Technology	2.57%	4.83%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

China	20.58%	Heineken Holding NV	6.57%
Switzerland	12.52%	China Merchants Bank Co., Ltd. - H	5.46%
Canada	11.37%	Essilor International S.A.	4.48%
France	8.87%	Sino-Forest Corp.	4.47%
Netherlands	7.92%	Kuehne & Nagel International AG, Registered	4.42%
Mexico	6.36%	Tenaris S.A., ADR	4.02%
Belgium	5.51%	Siemens AG, Registered	3.58%
United Kingdom	4.28%	America Movil SAB de C.V., Series L, ADR	3.31%
Argentina	4.15%	ABB Ltd., ADR	3.08%
Germany	4.09%	Lindt & Spruengli AG	3.05%
Brazil	3.04%
Sweden	2.92%
Hong Kong	2.75%
Japan	2.57%
United States	1.54%
Ireland	1.11%
Finland	0.42%
	100.00%

4

DAVIS INTERNATIONAL FUND	Portfolio Activity
November 1, 2008 through October 31, 2009

New Positions Added (11/01/08-10/31/09)
(Highlighted positions are those greater than 2.00% of 10/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 10/31/09 Fund Net Assets
Fairfax Financial Holdings Ltd.	Multi-line Insurance	11/20/08	1.33%
LLX Logistica S.A.	Transportation	09/22/09	0.82%
NetEase.com Inc., ADR	Software & Services	10/27/09	1.71%
Potash Corp. of Saskatchewan Inc.	Materials	09/25/09	1.41%
SAP AG, ADR	Software & Services	03/06/09	0.38%
Sinopharm Medicine Holding Co., Ltd. - H	Health Care Equipment & Services	09/23/09	2.56%
Swedish Match AB	Food, Beverage & Tobacco	09/14/09	2.83%

Positions Closed (11/01/08-10/31/09)
(Gains and losses greater than $200,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
3i Group PLC	Capital Markets	03/03/09	$(76,056)
British American Tobacco PLC	Food, Beverage & Tobacco	11/12/08	2,096
Brixton PLC	Real Estate	04/02/09	(238,782)
Compagnie Financiere Richemont S.A.,
Bearer Shares, Unit A	Consumer Durables & Apparel	11/10/08	(81,403)
Diageo PLC	Food, Beverage & Tobacco	10/28/09	(20,698)
Erste Group Bank AG	Commercial Banks	03/10/09	(227,689)
Harbin Power Equipment Co. Ltd. - H	Capital Goods	10/30/09	(107,031)
Koninklijke (Royal) Philips Electronics NV,
NY Shares	Capital Goods	07/14/09	(254,804)
Mitsubishi Estate Co., Ltd.	Real Estate	11/11/08	(66,680)
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	10/23/09	(29,777)
Porsche Automobil Holding SE	Automobiles & Components	11/12/08	(46,384)
Reinet Investments SCA	Diversified Financial Services	11/13/08	(177,662)
Shinsei Bank, Ltd.	Commercial Banks	03/16/09	(21,414)
Tokio Marine Holdings, Inc.	Property & Casualty Insurance	12/17/08	(32,898)
Turkiye Garanti Bankasi A.S.	Commercial Banks	03/09/09	(219,247)
Unilever NV, NY Shares	Food, Beverage & Tobacco	09/11/09	(16,151)
WPP Group PLC	Media	12/19/08	(154,128)

5

DAVIS INTERNATIONAL FUND	Fund Performance

CLASS A

Average Annual Total Return for the		Expense Example
periods ended October 31, 2009			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%.)			(05/01/09)	(10/31/09)	(05/01/09-10/31/09)
		Actual	$1,000.00	$1,339.56	$7.67
One-Year	24.52%	Hypothetical
Life of Class (December 29, 2006		(5% return before
through October 31, 2009)	(8.67)%	expenses)	$1,000.00	$1,018.65	$6.61

*Expenses are equal to the Class’s annualized expense ratio (1.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 9 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis International Fund, Class A Shares on December 29, 2006 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by October 31, 2009, the value of your investment would have been $7,729 - a 22.71% decrease on your initial investment. For comparison, the MSCI EAFE® Index is also presented on the chart below.

The MSCI EAFE® Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance.  The index is composed of companies representative of the market structure of Developed Market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis International Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6

DAVIS INTERNATIONAL FUND	Fund Performance – (Continued)

CLASS B

Average Annual Total Return for the		Expense Example
periods ended October 31, 2009			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(05/01/09)	(10/31/09)	(05/01/09-10/31/09)
		Actual	$1,000.00	$1,334.47	$13.53
One-Year	25.54%	Hypothetical
Life of Class (December 29, 2006		(5% return before
through October 31, 2009)	(9.01)%	expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 9 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis International Fund, Class B Shares on December 29, 2006 (commencement of operations). As the chart shows, by October 31, 2009, the value of your investment (less a contingent deferred sales charge) would have been $7,647 - a 23.53% decrease on your initial investment. For comparison, the MSCI EAFE® Index is also presented on the chart below.

The MSCI EAFE® Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance.  The index is composed of companies representative of the market structure of Developed Market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis International Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

7

DAVIS INTERNATIONAL FUND	Fund Performance – (Continued)

CLASS C

Average Annual Total Return for the		Expense Example
periods ended October 31, 2009			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(05/01/09)	(10/31/09)	(05/01/09-10/31/09)
		Actual	$1,000.00	$1,332.20	$13.52
One-Year	28.32%	Hypothetical
Life of Class (December 29, 2006		(5% return before
through October 31, 2009)	(8.04)%	expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 9 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis International Fund, Class C Shares on December 29, 2006 (commencement of operations). As the chart shows, by October 31, 2009, the value of your investment would have been $7,881 - a 21.19% decrease on your initial investment. For comparison, the MSCI EAFE® Index is also presented on the chart below.

The MSCI EAFE® Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance.  The index is composed of companies representative of the market structure of Developed Market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis International Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

8

DAVIS INTERNATIONAL FUND	Notes to Performance

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in each Class's Fund Performance section of this Annual Report.  Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended October 31, 2009.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

9

DAVIS INTERNATIONAL FUND	Schedule of Investments
October 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (96.89%)
CONSUMER DISCRETIONARY – (7.78%)
Consumer Durables & Apparel – (1.11%)
3,870	Hunter Douglas NV (Netherlands)	$145,505

Media – (6.67%)
19,350	Grupo Televisa S.A., ADR (Mexico)	374,616
6,770	Lagardere S.C.A. (France)	305,865
9,500	Liberty Global, Inc., Series C *	195,605

		876,086

	Total Consumer Discretionary	1,021,591

CONSUMER STAPLES – (13.56%)
Food, Beverage & Tobacco – (13.56%)
22,150	Heineken Holding NV (Netherlands)	861,763
52	Japan Tobacco Inc. (Japan)	145,886
190	Lindt & Spruengli AG (Switzerland)	400,034
18,100	Swedish Match AB (Sweden)	371,478

		1,779,161

	Total Consumer Staples	1,779,161

ENERGY – (4.63%)
100	OGX Petroleo e Gas Participacoes S.A. (Brazil)	80,892
14,800	Tenaris S.A., ADR (Argentina)	527,176

	Total Energy	608,068

FINANCIALS – (25.26%)
Banks – (7.72%)
Commercial Banks – (7.72%)
397,000	China CITIC Bank - H (China)	296,172
280,150	China Merchants Bank Co., Ltd. - H (China)	716,719

		1,012,891

Diversified Financials – (7.86%)
Capital Markets – (0.94%)
5,890	Brookfield Asset Management Inc., Class A (Canada)	123,101

Diversified Financial Services – (6.92%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	339,312
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	208,118
49,650	RHJ International (Belgium)*	361,466

		908,896

		1,031,997

Insurance – (4.20%)
	Life & Health Insurance – (2.87%)
16,000	Power Corp. of Canada (Canada)	377,062

	Multi-line Insurance – (1.33%)
491	Fairfax Financial Holdings Ltd. (Canada)	173,814

		550,876

Real Estate – (5.48%)
9,300	Derwent London PLC (United Kingdom)	189,435
69,000	Hang Lung Group Ltd. (Hong Kong)	349,370
11,200	Mitsui Fudosan Co., Ltd. (Japan)	181,216

		720,021

	Total Financials	3,315,785

10

DAVIS INTERNATIONAL FUND	Schedule of Investments - (Continued)
October 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (8.83%)
Health Care Equipment & Services – (7.04%)
10,500	Essilor International S.A. (France)	$587,908
92,800	Sinopharm Medicine Holding Co., Ltd. - H (China)*	335,867

		923,775

Pharmaceuticals, Biotechnology & Life Sciences – (1.79%)
3,200	Sanofi-Aventis (France)	234,567

	Total Health Care	1,158,342

INDUSTRIALS – (18.84%)
Capital Goods – (7.90%)
21,800	ABB Ltd., ADR (Switzerland)	403,954
346,100	Shanghai Electric Group Co. Ltd. - H (China)	162,538
5,200	Siemens AG, Registered (Germany)	469,908

		1,036,400

Transportation – (10.94%)
115,181	China Merchants Holdings International Co., Ltd. (China)	368,076
62,000	China Shipping Development Co. Ltd. - H (China)	87,646
109,334	Cosco Pacific Ltd. (China)	151,306
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	579,864
27,000	LLX Logistica S.A. (Brazil)*	106,982
5,200	Ryanair Holdings PLC, ADR (Ireland)*	141,804

		1,435,678

	Total Industrials	2,472,078

INFORMATION TECHNOLOGY – (2.49%)
Software & Services – (2.09%)
5,800	NetEase.com Inc., ADR (China)*	223,996
1,100	SAP AG, ADR (Germany)	49,797

		273,793

Technology Hardware & Equipment – (0.40%)
4,200	Nokia Oyj, ADR (Finland)	52,962

	Total Information Technology	326,755

MATERIALS – (10.10%)
6,900	BHP Billiton PLC (United Kingdom)	185,919
2,000	Potash Corp. of Saskatchewan Inc. (Canada)	185,560
3,812	Rio Tinto PLC (United Kingdom)	168,528
41,700	Sino-Forest Corp. (Canada)*	586,933
8,600	Vale S.A., ADR (Brazil)	198,660

	Total Materials	1,325,600

TELECOMMUNICATION SERVICES – (3.31%)
9,850	America Movil SAB de C.V., Series L, ADR (Mexico)	434,680

	Total Telecommunication Services	434,680

UTILITIES – (2.09%)
81,400	China Resources Power Holdings Co. Ltd. (China)	169,045
200,000	Guangdong Investment Ltd. (China)	105,539

	Total Utilities	274,584

	TOTAL COMMON STOCK – (Identified cost $13,634,595)	12,716,644

11

DAVIS INTERNATIONAL FUND	Schedule of Investments - (Continued)
October 31, 2009

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (3.67%)
$189,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $189,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.917%-6.735%, 06/01/17-11/01/39, total market value $192,780)	$189,000
209,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.08%, 11/02/09, dated 10/30/09, repurchase value of $209,001
	(collateralized by: U.S. Government obligations in a pooled cash account, 0.00%-4.25%, 11/15/19-05/15/39, total market value $213,180)	209,000
84,000	UBS Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $84,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-5.50%, 06/01/18-10/01/39, total market value $85,680)	84,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $482,000)	482,000

	Total Investments – (100.56%) – (Identified cost $14,116,595) – (a)	13,198,644
	Liabilities Less Other Assets – (0.56%)	(73,787)

	Net Assets – (100.00%)	$13,124,857

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $14,166,361. At October 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,171,985
	Unrealized depreciation	(2,139,702)

	Net unrealized depreciation	$(967,717)

See Notes to Financial Statements

12

DAVIS INTERNATIONAL FUND	Statement of Assets and Liabilities
At October 31, 2009

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$13,198,644
Cash	1,173
Cash - foreign currencies**	1,290
Receivables:
Dividends and interest	25,181
Investment securities sold	340,326
Prepaid expenses	601
Total assets	13,567,215
LIABILITIES:
Payables:
Investment securities purchased	404,207
Accrued management fee	6,510
Other accrued expenses	30,411
Due to Adviser	1,230
Total liabilities	442,358
NET ASSETS	$13,124,857
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$83,182
Additional paid-in capital	17,287,117
Undistributed net investment income	106,844
Accumulated net realized losses from investments	(3,434,374)
Net unrealized depreciation on investments and foreign currency transactions	(917,912)
Net Assets	$13,124,857

CLASS A SHARES:
Net assets	$13,120,916
Shares outstanding	1,663,127
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$7.89
Maximum offering price per share (100/95.25 of $7.89)†	$8.28
CLASS B SHARES:
Net assets	$1,970
Shares outstanding	252
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$7.82
CLASS C SHARES:
Net assets	$1,971
Shares outstanding	252
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$7.82

*Including:
Cost of Investments	$14,116,595

**Cost of cash - foreign currencies	1,290

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

13

DAVIS INTERNATIONAL FUND	Statement of Operations
For the year ended October 31, 2009

INVESTMENT INCOME:
Income:
Dividends*		$249,312
Interest		2,068
Total income		251,380

Expenses:
Management fees (Note 3)	$71,978
Custodian fees	38,204
Transfer agent fees:
Class A	798
Class B	127
Class C	130
Audit fees	19,200
Legal fees	29
Accounting fees (Note 3)	2,003
Reports to shareholders	1,370
Directors’ fees and expenses	3,065
Registration and filing fees	5,021
Miscellaneous	6,690
Payments under distribution plan (Note 7):
Class B	12
Class C	12
Total expenses		148,639
Expenses paid indirectly (Note 4)		(1)
Reimbursement of expenses by Adviser (Note 3)		(9,249)
Net expenses		139,389
	Net investment income	111,991

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		(2,212,847)
Foreign currency transactions		683
Net decrease in unrealized depreciation		5,192,263
Net realized and unrealized gain on investments and foreign currency transactions		2,980,099
Net increase in net assets resulting from operations		$3,092,090

*Net of foreign taxes withheld as follows		$27,741

See Notes to Financial Statements

14

DAVIS INTERNATIONAL FUND	Statements of Changes in Net Assets

	Year ended	Year ended
	October 31, 2009	October 31, 2008
OPERATIONS:
Net investment income	$111,991	$238,586
Net realized loss from investments and foreign currency transactions	(2,212,164)	(1,221,882)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,192,263	(10,765,217)
Net increase (decrease) in net assets resulting from operations	3,092,090	(11,748,513)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(195,008)	(92,081)
Class B	(6)	–
Class C	(6)	–
Realized gains from investment transactions:
Class A	–	(75,794)
Class B	–	(12)
Class C	–	(12)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 5):
Class A	179,564	1,449,997
Class B	6	12
Class C	6	12

Total increase (decrease) in net assets	3,076,646	(10,466,391)

NET ASSETS:
Beginning of year	10,048,211	20,514,602
End of year*	$13,124,857	$10,048,211

*Including undistributed net investment income of	$106,844	$189,190

See Notes to Financial Statements

15

DAVIS INTERNATIONAL FUND	Notes to Financial Statements
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund commenced operations on December 29, 2006.  The Fund offers shares in three classes, Class A, Class B, and Class C.  The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption.  Income, expenses (other than those attributable to a specific class) and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions.  The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

DAVIS INTERNATIONAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$570,221	$451,370	$–	$1,021,591
Consumer staples	–	1,779,161	–	1,779,161
Energy	608,068	–	–	608,068
Financials	673,977	2,641,808	–	3,315,785
Health care	335,867	822,475	–	1,158,342
Industrials	652,740	1,819,338	–	2,472,078
Information technology	326,755	–	–	326,755
Materials	971,153	354,447	–	1,325,600
Telecommunication services	434,680	–	–	434,680
Utilities	–	274,584	–	274,584
Short-term securities	–	482,000	–	482,000
Total	$4,573,461	$8,625,183	$–	$13,198,644

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

17

DAVIS INTERNATIONAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006. At October 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
10/31/2016	$1,221,000
10/31/2017	2,187,000
$3,408,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax rules. Accordingly, during the year ended October 31, 2009, amounts have been reclassified to reflect an increase to undistributed net investment income of $683 and a corresponding increase to accumulated net realized losses from investments and foreign currency transactions. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2009 and 2008 were as follows:

	2009	2008
Ordinary income	$195,020	$167,899

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$130,627
Accumulated net realized losses from investments and
foreign currency transactions	(3,408,036)
Net unrealized depreciation on investments	(967,679)
Total	$(4,245,088)

18

DAVIS INTERNATIONAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2009 were $2,835,969 and $2,414,758, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  Prior to July 1, 2009, the annual rate was 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million.  Effective July 1, 2009, the Adviser reduced the annual rate to 0.55% of the average net assets. Advisory fees paid during the year ended October 31, 2009 approximated 0.67% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the year ended October 31, 2009 amounted to $84.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended October 31, 2009 amounted to $2,003.  The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%).  During the year ended October 31, 2009, such reimbursements amounted to $8,998, $124, and $127 for Class A, Class B, and Class C, respectively.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $1 during the year ended October 31, 2009.

19

DAVIS INTERNATIONAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 5 - CAPITAL STOCK

At October 31, 2009, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares are classified as Davis International Fund. Transactions in capital stock were as follows:

Class A	Year ended		Year ended
	October 31, 2009		October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,442	$20,328	128,983	$1,517,463
Shares issued in reinvestment
of distributions	31,864	195,008	13,577	167,845
	35,306	215,336	142,560	1,685,308
Shares redeemed	(5,193)	(35,772)	(30,809)	(235,311)
Net increase	30,113	$179,564	111,751	$1,449,997

Class B	Year ended		Year ended
	October 31, 2009		October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Shares issued in reinvestment
of distributions	1	6	1	12
	1	6	1	12
Shares redeemed	–	–	–	–
Net increase	1	$6	1	$12

Class C	Year ended		Year ended
	October 31, 2009		October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Shares issued in reinvestment
of distributions	1	6	1	12
	1	6	1	12
Shares redeemed	–	–	–	–
Net increase	1	$6	1	$12

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended October 31, 2009.

20

DAVIS INTERNATIONAL FUND	Notes to Financial Statements – (Continued)
October 31, 2009

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended October 31, 2009, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period.  The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.  There was no service fee for Class A shares of the Fund for the year ended October 31, 2009.

Class B Shares  - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., (“FINRA”), which currently is 1.00%. The Fund pays the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

During the year ended October 31, 2009, Class B shares of the Fund made distribution fee payments of $12.  There were no payments made for service fees.

There were no commission advances by the Distributor during the year ended October 31, 2009 on the sale of Class B shares of the Fund.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase.  The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.  During the year ended October 31, 2009, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

Class C Shares  - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. The Fund pays the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

During the year ended October 31, 2009, Class C shares of the Fund made distribution fee payments of $12.  There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund during the year ended October 31, 2009.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase.  During the year ended October 31, 2009, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to October 31, 2009 and through December 22, 2009, the date the Fund’s financial statements were issued, which require adjustments and/or additional disclosure in the Fund’s financial statements.

21

DAVIS INTERNATIONAL FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
			December 29, 2006 (Commencement of operations)
	Year ended October 31,		through October
	2009	2008	31, 2007
Net Asset Value, Beginning of Period	$6.15	$13.48	$10.00

Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.15	0.03
Net Realized and Unrealized Gains (Losses)	1.79	(7.37)	3.45
Total from Investment Operations	1.86	(7.22)	3.48

Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.06)	–
Distributions from Realized Gains	–	(0.05)	–
Total Dividends and Distributions	(0.12)	(0.11)	–
Net Asset Value, End of Period	$7.89	$6.15	$13.48

Total Returna	30.80%	(53.97)%	34.80%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,121	$10,045	$20,508
Ratio of Expenses to Average Net Assets:
Gross	1.38%	1.25%	1.35	%b
Netc	1.30%	1.25%	1.30	%b
Ratio of Net Investment Income to Average Net Assets	1.04%	1.42%	0.39	%b
Portfolio Turnover Rated	25%	13%	4%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

22

DAVIS INTERNATIONAL FUND	Financial Highlights – (Continued)

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B
			December 29, 2006 (Commencement of operations)
	Year ended October 31,		through October
	2009	2008	31, 2007
Net Asset Value, Beginning of Period	$6.06	$13.36	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	–a	0.04	(0.06)
Net Realized and Unrealized Gains (Losses)	1.78	(7.29)	3.42
Total from Investment Operations	1.78	(7.25)	3.36

Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–
Distributions from Realized Gains	–	(0.05)	–
Total Dividends and Distributions	(0.02)	(0.05)	–
Net Asset Value, End of Period	$7.82	$6.06	$13.36

Total Returnb	29.54%	(54.46)%	33.60%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2	$2	$3
Ratio of Expenses to Average Net Assets:
Gross	9.98%	7.27%	26.19	%c
Netd	2.30%	2.30%	2.30	%c
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	0.37%	(0.61)	%c
Portfolio Turnover Ratee	25%	13%	4%

a	Less than $0.005 per share.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

23

DAVIS INTERNATIONAL FUND	Financial Highlights – (Continued)

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C
			December 29, 2006 (Commencement of operations)
	Year ended October 31,		through October
	2009	2008	31, 2007
Net Asset Value, Beginning of Period	$6.07	$13.37	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	–a	0.04	(0.05)
Net Realized and Unrealized Gains (Losses)	1.77	(7.29)	3.42
Total from Investment Operations	1.77	(7.25)	3.37

Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–
Distributions from Realized Gains	–	(0.05)	–
Total Dividends and Distributions	(0.02)	(0.05)	–
Net Asset Value, End of Period	$7.82	$6.07	$13.37

Total Returnb	29.32%	(54.42)%	33.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2	$2	$3
Ratio of Expenses to Average Net Assets:
Gross	10.17%	7.31%	26.19	%c
Netd	2.30%	2.30%	2.30	%c
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	0.37%	(0.61)	%c
Portfolio Turnover Ratee	25%	13%	4%

a	Less than $0.005 per share.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

24

DAVIS INTERNATIONAL FUND	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis International Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from December 29, 2006 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis International Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from December 29, 2006 (commencement of operations) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 22, 2009

25

DAVIS INTERNATIONAL FUND	Fund Information

Federal Income Tax Information (Unaudited)

In early 2010, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2009.  Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2009 with their 2009 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service.  Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

During the fiscal year 2009, $195,020 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $2,301 or 1% as income qualifying for the corporate dividends-received deduction.

For the fiscal year 2009, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $195,020 or 100% as qualified dividend income.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.  Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $27,530 as foreign taxes paid during the year ended October 31, 2009.  Approximately 100% of the ordinary income distribution deemed to be paid during the fiscal year ended October 31, 2009 was derived from foreign sourced income of $277,053.  The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

DAVIS INTERNATIONAL FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

27

DAVIS INTERNATIONAL FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

28

DAVIS INTERNATIONAL FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

29

DAVIS INTERNATIONAL FUND	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

30

DAVIS INTERNATIONAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 .

31

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsh Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2009 and October 31, 2008 were $38,400 and $38,400, respectively.

(b)
Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends October 31, 2009 and October 31, 2008 were $0 and $0, respectively.

(c)
Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends October 31, 2009 and October 31, 2008 were $16,310 and $18,660, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2009 and October 31, 2008 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

(f)	Not applicable

[Missing Graphic Reference]
(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2009 and October 31, 2008. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: January 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: January 7, 2010

By	/s/ Douglas A. Haines

Douglas A. Haines

Principal Financial Officer

Date: January 7, 2010